Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2023
Payroll Social Charges And Accruals
Payroll, Social Charges and Accruals

18.	Payroll, Social Charges and Accruals

	12.31.2023	12.31.2022
Social security liabilities
Taxes and social contribution	46,831	42,829
Social security charges on paid vacation and 13th salary	15,700	15,547
	62,531	58,376
Labor liabilities
Payroll, net (a)	27	47,462
Vacation	81,253	95,930
Provisions for performance and profit sharing	173,663	47,726
Voluntary dismissal program (Note 31.2.1)	610,057	2,895
Other liabilities	7	400
	865,007	194,413
	927,538	252,789
(a) The balance as of December 31, 2022 refers to the provision for the salary adjustment referring to the Collective Labour Agreement approved in January 2023, with retroactive effects to October 2022 (base date of the agreement).